SIGNIFICANT ACCOUNTING POLICIES - Adoption of new standards (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Reconciliation of total operating lease commitments to the lease liabilities recognized
Total lease liabilities recognized under IFRS 16 at January 1, 2019	$ 939,791	$ 904,879	$ 1,289,106
IFRS 16
Reconciliation of total operating lease commitments to the lease liabilities recognized
Total operating lease commitments disclosed at December 31, 2018				$ 1,431,188
Operating lease liabilities before discounting			1,431,188
Discounted using incremental borrowing rate			(142,082)
Operating lease liabilities			1,289,106
Total lease liabilities recognized under IFRS 16 at January 1, 2019			$ 1,289,106
Weighted average incremental borrowing rate applied to lease liabilities			10.00%